Intangible Assets, Net	6 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net

(12) Intangible assets, net

Intangible assets, net, are comprised of the following:

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Software Copyright	-	14,740
Patent	-	15,650
Trade names	-	18,010
Forest land use right	-	333
Software	-	996
Human Capital	-	8,223
Customer Relationships	-	9,109
In-Process Research & Development	-	7,148
Supplier Relationships and Vendor Agreements	-	8,350
Total	-	82,559
Less: Accumulated amortization	-	(4,844)
Less: Impairment loss	-	-
Intangible asset, net	-	77,715

As disclosed in in Note 3(a), the recognized intangible assets including software copyright, patent, trade names, human capital, customer relationships, in-process research & development and supplier relationships and vendor agreements amounting to RMB80,914 in the aggregate were acquired through two business combination transaction during the period ended December 31, 2025 and were individually measured at their respective fair values as of the acquisition date.

The Group performs annual intangible assets impairment test at each year end. There were no impairment charges for intangible assets recorded for the periods ended December 31, 2025 and 2024.

Amortization expenses for intangible assets recognized for the six months ended December 31, 2024 and 2025 were nil and RMB4,605, respectively.